Federated Hermes Managed Volatility Fund II Investment Strategy - Primary Shares [Member] - Federated Hermes Managed Volatility Fund II	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high income potential. The Fund’s Co-Advisers are Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (collectively, the “Co-Advisers” and, in certain contexts, “Adviser”). FEMCOPA is primarily responsible for managing the equity portion of the Fund’s portfolio, including equity securities and related derivative contracts. FIMCO is primarily responsible for managing the fixed-income portion of the Fund’s portfolio, including fixed-income securities and related derivative contracts. FEMCOPA is primarily responsible for implementing a managed volatility strategy that involves managing the Fund’s use of equity index futures contracts to adjust the Fund’s expected volatility to a target annualized volatility. FEMCOPA is also primarily responsible for determining the allocation of the Fund’s portfolio between the equity, fixed-income and managed volatility strategies. Each Co-Adviser also may from time to time consult and work collaboratively with, or be informed by the decisions of or information from, the other Co-Adviser in connection with making certain investment decisions in regards to the Fund’s investment strategies and portfolio, in addition to various compliance, operational and administrative matters. While the Co-Advisers may work collaboratively in connection with the management of the Fund’s portfolio as described above, under certain circumstances, such as, for example, when certain personnel at the other Co-Adviser are not available, a Co-Adviser may make decisions or otherwise act independently from the other Co-Adviser. Regarding the Fund’s equity portfolio, FEMCOPA’s process for managing the equity investments will be to over or underweight positions in mid- to large-cap companies based upon the Adviser’s quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of factors such as valuation, market sentiment, profitability and capital use. Additionally, FEMCOPA seeks to purchase undervalued stocks that may increase in price as the market recognizes the company’s value. The portfolio is constructed and maintained to provide a reasonable trade-off between risk and return. Regarding the Fund’s fixed-income portfolio, FIMCO selects fixed-income investments that offer high current yields or total return. FIMCO expects that these fixed-income investments will primarily be U.S. government securities, investment-grade debt issues, domestic noninvestment-grade debt securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. The Fund limits the amount it may invest in a single fixed-income category up to 30% of Fund assets, except for U.S. government securities and high-quality, investment-grade, fixed-income investments, in which the Fund may invest up to 60% of its assets (and a minimum of 10% of its assets). FIMCO continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to these categories of fixed-income investments, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles. FIMCO does not target an average maturity or duration for the Fund’s portfolio and may invest in bonds of any maturity range. The Fund may buy or sell foreign currencies or foreign currency forwards in lieu of or in addition to non-dollar-denominated fixed-income securities in order to hedge or increase or decrease its exposure to foreign interest rate and/or currency markets. When selecting investments for the Fund including but not limited to high-yield bonds, mortgage-backed securities and emerging market debt securities, FIMCO can invest in securities directly or in other investment companies, including funds advised by FIMCO (“Underlying Funds”). At times, the Fund’s investment in Underlying Funds advised by FIMCO may be a substantial portion of the Fund’s portfolio.Certain of the fixed-income investments in which the Fund invests are government securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in certain government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Regarding the Fund’s managed volatility strategy, FEMCOPA will primarily use U.S. equity index futures contracts (a type of derivative) to target an annualized volatility level for the Fund of approximately 10%. To implement this target volatility management strategy, FEMCOPA will monitor the forecasted annualized volatility of returns of the entire Fund portfolio, placing a greater weight on recent historical data. When the forecasted volatility of the Fund’s entire portfolio falls outside of a lower (8%) or an upper (12%) band, FEMCOPA will generally take action to manage the fund’s volatility, taking into account current market conditions, macroeconomic conditions and competitive considerations. The Fund’s strategy of managing volatility to a target range seeks to reduce the expected volatility of the Fund’s entire portfolio in high volatility environments and to increase the expected volatility of the Fund’s entire portfolio in low volatility environments. FEMCOPA believes that the managed volatility strategy may lead to enhanced returns for investors while dampening large swings in the volatility of the Fund’s entire portfolio over time. To implement the Fund’s managed volatility strategy, FEMCOPA will buy equity index futures contracts (the “Long Equity Index Futures Positions”) and interest rate futures contracts in order to seek to raise the Fund’s expected volatility level and sell equity index futures contracts (the “Short Equity Index Futures Positions”) and interest rate futures contracts to hedge the Fund’s entire portfolio and lower the Fund’s expected volatility level. Under normal market conditions, FEMCOPA will seek to manage the Fund’s investments in equity index futures contracts (or other broad-based U. S. equity futures) such that: ■ The notional value of the Long Equity Index Futures Positions generally will not exceed 60% of the Fund’s net asset value at any given time; and ■ The notional value of the Short Equity Index Futures Positions generally will not exceed 40% of the Fund’s net asset value at any given time. Due to these limitations, market conditions, or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher or lower than the target level. The volatility of the Fund is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings. The Fund will use Short Equity Index Futures Positions to hedge the Fund’s exposure to long equity positions. The Fund also intends to use other equity futures or interest rate futures for hedging purposes, and intends to use derivative contracts (such as, for example, options and futures contracts) to implement other elements of its investment strategy as more fully described in the Fund’s prospectus or SAI. There can be no assurances that the Fund’s use of derivative contracts will work as intended. Regarding the composition of the Fund’s portfolio, under normal conditions, it is anticipated that approximately 40% of the Fund’s assets will be invested directly into equity securities and 60% of the Fund’s assets will be invested in fixed-income securities and other investments. FEMCOPA may vary this allocation by +/- 10% for each asset class depending upon their economic and market outlook, as well as a result of favorable investment opportunities. The managed volatility strategy described in the previous paragraph may cause the Fund’s effective exposure to the equity asset class to be greater or less than the level of its direct investments in equity securities. In addition to the other risks of investing in the Fund, the managed volatility strategy will also expose the Fund to leverage risk and the risks of investing in derivative contracts. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.